BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Global Opportunities V.I. Fund
(the “Fund”)

Supplement dated June 1, 2015 to the Prospectus and Statement of Additional Information,
each dated May 1, 2015

Effective as of June 1, 2015, BlackRock (as defined below) has agreed contractually to cap net expenses of the Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, the Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Opportunities V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)
The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.58%	0.57%
Total Annual Fund Operating Expenses	1.33%	1.57%
Fee Waivers and/or Expense Reimbursements[1]	(0.36)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.97%	1.22%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.97% (for Class I Shares) and 1.22% (for Class III Shares) of average daily net assets until May 1, 2016. BlackRock Advisors, LLC has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0% (for Class III Shares) of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$99	$386	$694	$1,570
Class III Shares	$124	$461	$822	$1,838

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

The table disclosing contractual caps for Class I Shares in the section of the Prospectus entitled “Other Important Information — BlackRock Variable Series Funds Class I Shares — Management of the Funds — BlackRock” as it relates solely to the Fund is revised as set forth below:

	Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Contractual Caps on fees paid by Fund for Operational and Recordkeeping Services[1]
Global Opportunities V.I. Fund	0.97%	0.00%

*	As a percentage of average daily net assets and based on current fees.
[1]	The contractual caps are in effect until May 1, 2016. The contractual agreement may be terminated, with respect to each Fund, upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The table disclosing contractual caps for Class III Shares in the section of the Prospectus entitled “Other Important Information — BlackRock Variable Series Funds Class III Shares — Management of the Funds — BlackRock” as it relates solely to the Fund is revised as set forth below:

	Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]	Contractual Caps on fees paid by Fund for Operational and Recordkeeping Services[1]
Global Opportunities V.I. Fund	1.22%	0.00%

*	As a percentage of average daily net assets and based on current fees.
[1]	The contractual caps are in effect until May 1, 2016. The contractual agreement may be terminated, with respect to each Fund, upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

The first two paragraphs under the subsection entitled “All Funds (except BlackRock Managed Volatility V.I. Fund, BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund)” in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” are deleted in their entirety and replaced with the following:

With respect to Class I shares of the Funds, other than Global Opportunities V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets. With respect to Class I shares of Global Opportunities V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.97% of average daily net assets.

With respect to Class II and Class III shares of the Funds, other than Global Opportunities V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses, and excluding Distribution Fees) to 1.40% of average daily net assets for Class II shares and 1.50% of average daily net assets for Class III shares. With respect to Class II and Class III shares of Global Opportunities V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.12% of average daily net assets for Class II shares and 1.22% of average daily net assets for Class III shares.

Shareholders should retain this Supplement for future reference.

PRSAI-VARGO-0615SUP